BALANCE SHEET - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Oct. 17, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 469,365,000			$ 405,080,000		$ 454,982,000	$ 262,368,000	$ 33,919,000
Total Current Assets	923,459,000			2,087,644,000			1,808,171,000
TOTAL ASSETS	1,049,167,000			2,231,684,000			1,842,295,000
Current liabilities
Accounts payable and accrued expenses	37,998,000			32,977,000			30,265,000
Accrued expenses	19,434,000			16,342,000			15,394,000
Total Current Liabilities	179,001,000			1,126,382,000			1,068,191,000
TOTAL LIABILITIES	376,315,000			1,583,285,000			1,191,797,000
Commitments
Class A ordinary shares subject to possible redemption, 38,964,589 and no shares at redemption value at June 30, 2020 and December 31, 2019, respectively	1,381,502,000			1,381,502,000			1,063,864,000
Shareholder's Equity (Deficit)
Additional paid-in capital	280,657,000			57,362,000			31,201,000
Accumulated deficit	(989,451,000)			(790,483,000)			(446,056,000)
Total Shareholder's Equity (Deficit)				(733,103,000)			(414,857,000)
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY (DEFICIT)	1,049,167,000			2,231,684,000			$ 1,842,295,000
Social Capital Hedosophia Holdings Corp. II
Current Assets
Cash	250,461			0
Prepaid expenses	383,761			0
Total Current Assets	634,222			0
Deferred Offering Cost	0			52,673
Cash and Marketable securities held in Trust Account	414,042,207			0
TOTAL ASSETS	414,676,429			52,673
Current liabilities
Accrued expenses	4,362,316			0
Accrued offering costs	0			52,673
Advances from related party	0			21,631
Promissory note - related party	1,138,497			0
Total Current Liabilities	5,500,813			74,304
Deferred underwriting fee payable	14,490,000			0
TOTAL LIABILITIES	19,990,813			74,304
Commitments
Class A ordinary shares subject to possible redemption, 38,964,589 and no shares at redemption value at June 30, 2020 and December 31, 2019, respectively	389,685,614			0
Shareholder's Equity (Deficit)
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0			0
Additional paid-in capital	11,341,549			0
Accumulated deficit	(6,342,826)			(21,631)
Total Shareholder's Equity (Deficit)	5,000,002	$ 5,000,007	$ 3,369	(21,631)	$ 0
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY (DEFICIT)	414,676,429			52,673
Social Capital Hedosophia Holdings Corp. II | Common Class A
Shareholder's Equity (Deficit)
Common Stock, Value, Issued	244			0
Social Capital Hedosophia Holdings Corp. II | Common Class B
Shareholder's Equity (Deficit)
Common Stock, Value, Issued	$ 1,035			$ 0
Total Shareholder's Equity (Deficit)					$ 0